Note 25 - Trade Payables - Components of Trade Payables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade payables, noncurrent	R$ 175.1	R$ 237.8
Non-current	175.1	237.8
Trade payables, current	10,418.4	9,793.0
Related Parties, current	1,435.6	1,075.8
Current	11,854.0	10,868.8
Total	R$ 12,029.1	R$ 11,106.6